Employee benefits	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Employee benefits
29.	Employee benefits

	31 December 2018	31 December 2017
Retirement pay liability provision	160,613	149,449
Unused vacation provision	64,134	48,217

	224,747	197,666

Provision for annual leave

As 31 December 2018 and 2017, provision for annual leave amounted to TL 64,134 and TL 48,217, respectively.

Provision for employee termination benefits

Movements in provision for employee termination benefits are as follows:

	2018	2017
1 January	149,449	120,755
Service cost	26,971	32,696
Remeasurements	(12,699)	3,738
Interest expense	16,957	13,877
Benefit payments	(20,065)	(21,617)

31 December	160,613	149,449

The sensitivity of provision for employee termination benefits to changes in the significant actuarial assumptions is:

31 December 2018	Discount Rate		Inflation Rate
Sensivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(13.0%)	15.7%	16.5%	(13.7%)
Impact on provision for employee termination benefits	(20,880)	25,216	26,501	(22,004)

31 December 2017	Discount Rate		Inflation Rate
Sensivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.6%)	18.1%	18.3%	(14.3%)
Impact on provision for employee termination benefits	(21,820)	27,050	27,349	(21,371)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

Defined contribution plans

Obligations for contribution to defined contribution plans are recognized as an expense in the consolidated statement of profit or loss as incurred. The Group incurred TL 9,361, TL 8,107 and TL 7,722 in relation to defined contribution retirement plan for the years ended 31 December 2018, 2017 and 2016, respectively.

Share based payments

The Group has a share performance based payment plan (cash settled incentive plan) in order to build a common interest with its shareholders, support sustainable success, and ensure loyalty of key employees. The KPIs of the plan are; the total shareholder return in excess of weighted average cost of capital (WACC), and ranking of total shareholder return in comparison with BIST-30 and peer group. Bonus amount is determined according to these evaluations, and it is distributed over a three-year payment plan.

As of 31 December 2018, the Group recognized expenses of TL 26,224 regarding this plan (31 December 2017: TL 29,413).